Document and Entity Information	Mar. 11, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001551693
Document Type	8-K
Document Period End Date	Mar. 11, 2021
Entity Registrant Name	SIENTRA, INC.
Entity File Number	001-36709
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-5551000
Entity Address, Address Line One	420 South Fairview Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Santa Barbara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	(805)
Local Phone Number	562-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SIEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false